Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Intangible assets, net	$ 1,503,887	$ 1,570,223	$ 1,649,953
Acquisition Cost
Intangible Assets, Net [Line Items]
Intangible assets, net	1,902,774	1,891,360	1,883,780	$ 1,878,269
Accumulated Depreciation
Intangible Assets, Net [Line Items]
Intangible assets, net	$ (398,887)	$ (321,137)	$ (233,827)